Other current operating assets (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Prepaid expenses	SFr 21.0	SFr 16.5
Indirect taxes (VAT/GST) receivables	39.7	26.9
Social security receivables	9.3	0.2
Other current assets	7.0	4.4
Other current operating assets	SFr 77.0	SFr 48.0